THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY FLEXIBLE EQUITY ETF JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (000)

COMMON STOCK** — 97.0%

	Shares	Value
Communication Services — 12.7%
Alphabet, Cl A	191	$68,176
Alphabet, Cl C	183	64,786
Meta Platforms, Cl A	109	61,530
Spotify Technology *	49	22,570
		217,062
Consumer Discretionary — 10.3%
Amazon.com *	307	73,120
Amer Sports *	897	30,350
Booking Holdings	178	31,764
Lowe's	65	14,351
TJX	151	22,907
		172,492
Consumer Staples — 3.2%
Mondelez International, Cl A	404	23,345
Nomad Foods	741	8,113
US Foods Holding *	220	22,509
		53,967
Energy — 2.2%
Suncor Energy	705	37,825
Financials — 20.8%
American International Group	203	15,164
Bank of America	493	28,077
Berkshire Hathaway, Cl B *	112	56,281
Capital One Financial	101	20,327
Charles Schwab	363	33,488
KKR	541	49,674
Mastercard, Cl A	116	59,561
Progressive	92	20,145
Visa, Cl A	201	68,829
		351,546

COMMON STOCK** — continued

	Shares	Value
Health Care — 11.5%
Align Technology *	109	$18,314
Danaher	153	29,138
Edwards Lifesciences *	380	34,367
Elevance Health	87	33,591
Illumina *	146	25,757
UnitedHealth Group	132	54,785
		195,952
Industrials — 9.3%
Carrier Global	352	25,854
Ferguson Enterprises	75	17,728
General Electric	81	30,093
Old Dominion Freight Line	57	12,285
United Rentals	45	51,437
Watsco	48	20,200
		157,597
Information Technology — 27.0%
Analog Devices	84	33,455
Apple	98	28,465
Autodesk *	76	14,827
Intuit	52	13,581
KLA	195	58,737
Marvell Technology	84	24,974
Microsoft	220	81,907
NVIDIA	259	51,739
SAP ADR	164	25,216
Taiwan Semiconductor Manufacturing ADR	251	119,855
		452,756
Total Common Stock
(Cost $1,066,089)		1,639,197
Total Investments - 97.0%
(Cost $1,066,089)		$1,639,197

Percentages are based on Net Assets of $1,689,543 (000).

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY SUSTAINABLE GROWTH ETF JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (000)

COMMON STOCK** — 97.4%

	Shares	Value
Communication Services — 5.8%
Alphabet, Cl C	35	$12,451
Space Exploration Technologies, Cl A *	10	1,739
Spotify Technology *	31	14,357
		28,547
Consumer Discretionary — 9.1%
Airbnb, Cl A *	87	12,498
Amazon.com *	136	32,352
		44,850
Financials — 15.4%
Ares Management, Cl A	74	8,288
Arthur J Gallagher	47	10,787
Charles Schwab	137	12,674
KKR	107	9,776
Progressive	47	10,225
Visa, Cl A	69	23,683
		75,433
Health Care — 7.9%
Danaher	66	12,646
Intuitive Surgical *	29	11,363
West Pharmaceutical Services	41	14,571
		38,580
Industrials — 11.1%
Carrier Global	177	12,976

COMMON STOCK** — continued

	Shares	Value
Industrials — continued
Cintas	63	$10,769
Equifax	54	8,624
General Electric	32	12,039
Uber Technologies *	145	10,464
		54,872
Information Technology — 46.1%
Arista Networks *	63	10,769
Broadcom	63	23,832
Cadence Design Systems *	31	11,552
Datadog, Cl A *	45	11,796
Intuit	23	6,088
Marvell Technology	40	11,929
Microsoft	81	30,278
Monolithic Power Systems	7	10,033
NVIDIA	199	39,832
Palo Alto Networks *	31	10,433
Samsara, Cl A *	304	9,849
Shopify, Cl A *	86	9,831
Snowflake, Cl A *	61	15,536
Taiwan Semiconductor Manufacturing ADR	56	26,829
		228,587
Materials — 2.0%
Ecolab	35	9,827
Total Common Stock
(Cost $382,504)		480,696
Total Investments - 97.4%
(Cost $382,504)		$480,696

Percentages are based on Net Assets of $493,740 (000).

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY SUSTAINABLE VALUE ETF JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (000)

COMMON STOCK — 96.2%

	Shares	Value
Communication Services — 3.9%
Alphabet, Cl C	15	$5,149
T-Mobile US	64	10,702
		15,851
Consumer Discretionary — 4.8%
Amazon.com *	39	9,344
Expedia Group	22	5,539
Wyndham Hotels & Resorts	58	4,895
		19,778
Consumer Staples — 4.4%
Mondelez International, Cl A	110	6,379
Unilever ADR	188	11,315
		17,694
Energy — 4.3%
SLB	259	12,061
Weatherford International	70	5,677
		17,738
Financials — 15.8%
American International Group	146	10,852
Bank of America	214	12,206
Charles Schwab	91	8,420
Citigroup	93	13,046
Fidelity National Information Services	119	4,624
KKR	45	4,111
Willis Towers Watson	42	10,965
		64,224
Health Care — 22.0%
Becton Dickinson	64	9,693
Cardinal Health	70	16,602
Cooper *	129	9,256
Elevance Health	24	9,212

COMMON STOCK — continued

	Shares	Value
Health Care — continued
Gilead Sciences	36	$4,584
ICON *	71	12,365
Labcorp Holdings	28	7,804
Sanofi ADR	210	8,964
Tenet Healthcare *	61	11,408
		89,888
Industrials — 12.8%
Ferguson Enterprises	43	10,288
Honeywell Aerospace *	20	4,377
Honeywell International	20	4,432
Masco	59	4,783
Pentair	191	14,642
Trane Technologies	17	8,350
Waste Connections	32	5,364
		52,236
Information Technology — 16.6%
Applied Materials	13	9,297
Cisco Systems	40	4,696
Dell Technologies, Cl C	45	19,630
Flex *	118	19,102
NXP Semiconductors	28	7,875
TD SYNNEX	27	7,318
		67,918
Materials — 6.6%
CRH	117	12,501
Smurfit Westrock	309	14,309
		26,810
Real Estate — 2.4%
CBRE Group, Cl A *	73	9,837
Utilities — 2.6%
Constellation Energy	43	10,803
Total Common Stock
(Cost $337,011)		392,777
Total Investments - 96.2%
(Cost $337,011)		$392,777

Percentages are based on Net Assets of $408,442 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY INTERNATIONAL VALUE SELECT ETF JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (000)
COMMON STOCK — 99.5%

	Shares	Value
Communication Services — 3.5%
Dentsu Group *	101	$1,932
WPP	571	1,788
		3,720
Consumer Discretionary — 19.2%
ABC-Mart	128	2,204
Bayerische Motoren Werke	23	1,506
Burberry Group *	101	1,424
Continental	18	1,482
FDJ UNITED	80	1,952
Haier Smart Home, Cl A	633	1,612
Pandora	19	2,126
Prosus	47	2,041
Renault	41	1,184
Sodexo	37	2,161
Taylor Wimpey	1,310	1,403
Yamaha Motor	198	1,495
		20,590
Consumer Staples — 14.5%
Associated British Foods	80	2,106
British American Tobacco ADR	45	2,784
Imperial Brands	42	1,543
Koninklijke Ahold Delhaize	44	1,770
Magnum Ice Cream *	225	3,912
Pernod Ricard	22	1,586
Sundrug	83	1,936
		15,637
Energy — 5.3%
DCC	30	2,448
Petroleo Brasileiro - Petrobras ADR, Cl A	100	1,468
Repsol	70	1,767
		5,683
Financials — 22.4%
ABN AMRO Bank	40	1,714
AIB Group	213	2,499
Banco Santander	110	1,525
Bank of Ireland Group	74	1,472

COMMON STOCK — continued

	Shares	Value
Financials — continued
Barclays	334	$2,244
BNP Paribas	16	1,925
Edenred	107	2,748
Japan Post Bank	85	1,596
MS&AD Insurance Group Holdings	46	1,197
Prudential	140	1,862
Raiffeisen Bank International	31	1,993
Sompo Holdings	30	1,132
Sumitomo Mitsui Trust Group	56	2,072
		23,979
Health Care — 13.8%
CSL	27	2,181
Fresenius Medical Care	51	2,294
ICON *	30	5,268
Richter Gedeon Nyrt	58	2,241
Sanofi ADR	67	2,879
		14,863
Industrials — 8.7%
Adecco Group	117	2,156
Brenntag	55	3,365
Randstad	67	1,942
Wolters Kluwer	31	1,975
		9,438
Information Technology — 3.3%
Dassault Systemes	76	1,539
Nice ADR *	23	2,087
		3,626
Materials — 2.7%
BASF	25	1,322
Evonik Industries	87	1,572
		2,894
Real Estate — 6.1%
British Land ‡	295	1,618
Daito Trust Construction	67	1,278
Gecina ‡	22	1,874
Land Securities Group ‡	216	1,869
		6,639
Total Common Stock
(Cost $104,733)		107,069
Total Investments - 99.5%
(Cost $104,733)		$107,069

Percentages are based on Net Assets of $107,635 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

BRW-QH-001-0400